UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:  1
This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report.

Name:    Barberry Corp.
Address: c/o Starfire Holding Corp.
         100 South Bedford Road
         Mt. Kisco, NY  10549

Form 13F File Number:  28-2662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Edward E. Mattner
Title:   Authorized Signatory
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Edward E. Mattner                     New York, New York          02/12/02
[Signature]                                 [City, State]              [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   4*

Form 13F Information Table Entry Total:              9*

Form 13F Information Table Value Total:              $430,472*
                                                     -----------
                                                     (thousands)


*Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.

List of Other Included Managers:


Provided a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.      From 13F File Number      Name

         01                28-4690          High River Limited Partnership*

         02                28-5808          Meadow Walk Limited Partnership*

         03                28-              Cyprus LLC

         04                28-              Icahn & Co., Inc.



                                                    FORM 13F INFORMATION TABLE
                                              AS OF DECEMBER 31, 2001 (SEC USE ONLY)
                                            NAME OF REPORTING MANAGER:  BARBERRY CORP.

                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:                 Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT                             MANAGERS  VOTING AUTHORITY
Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE
NAME OF ISSUER  CLASS      NUMBER     (000)($)   AMOUNT                TION              INSTR. V
(SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined  (c)
                                                            (a)        in In- Shared                    (a)        (b)      (c)
                                                            Sole       str. V Other                      Sole
Shared          None


American        Depos-     029169109   48,283    5,347,000  X                            Sole        5,347,000
Real Estate     itory
Partners LP     Unit

GB Hldgs Inc.   Com        36150A109   77,660     6,433,533            X                 3           6,433,533

Genesisintermedia
Inc.            Com        37184Y105      354        60,000            X                 4
                                                                                                        60,000
Marvel
Enterprises     Com        57383M108     5,134    1,351,100            X                 2           1,351,100

Panaco Inc.     Com        698106101     5,630    6,545,400            X                 1           6,545,400

Philip Services Com        718193105    10,815    7,407,619            X                 1           7,407,619
Corp. Del

Vector Group
Ltd.            Com        92240M108    202,832   6,174,500            X                 1           6,174,500

VISX, Inc.      Com        92844S105     43,002   3,245,505            X                 1           3,245,505

VISX, Inc.      Com        92844S105     36,762   2,774,500  X                            Sole       2,774,500



                           Total:      430,472




Confidential Treatment has been requested for accounts of equity securities reported on by this Institutional Investment Manager and this information has been filed separately with the Commission.